Income Taxes - Components of income before tax and income tax expense for PRC and non-PRC operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Taxes
Income arising from PRC operations	$ 16,016	¥ 104,208	¥ 86,599	¥ 159,318
(Loss)/income arising from non-PRC operations	(8,453)	(55,001)	5,710	(61,416)
Income before tax	7,563	49,207	92,309	97,902
Income tax expense relating to PRC operations	2,265	14,739	13,806	25,510
Income tax expense relating to non-PRC operations	7	44	283	7
Income tax expense	$ 2,272	¥ 14,783	¥ 14,089	¥ 25,517
Effective tax rate for PRC operations	14.10%	14.10%	15.90%	16.00%